Employee compensation and benefits - Movement on HSBC share option plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares)	6,936	7,206	4,245
Granted and transferred from (to) during the year (in shares)	(179)
Granted during the year (in shares)		984	5,909
Exercised during the year (in shares)	(173)	(227)	(107)
Expired during the year (in shares)	(177)	(99)	(78)
Forfeited during the year (in shares)	(625)	(928)	(2,763)
Share options outstanding at end of period (in shares)	5,782	6,936	7,206
Weighted average remaining contractual life of outstanding share options	2 years 2 months 4 days	2 years 11 months 23 days	3 years 7 months 20 days
WAEP at beginning of period (in GBP per share) | £ / shares	£ 2.87	£ 2.96	£ 4.78
Granted during the year (in GBP per share) | £ / shares	3.96	3.25	2.56
Exercised during the year (in GBP per share) | £ / shares	3.36	3.97	4.43
Expired during the year (in GBP per share) | £ / shares	4.72	4.70	4.64
Forfeited during the year (in GBP per share) | £ / shares	2.98	3.68	4.79
WAEP at end of period (in GBP per share) | £ / shares	£ 2.91	£ 2.87	£ 2.96